FAIR VALUE MEASUREMENT - Narrative (Details) $ / shares in Units, token in Millions		9 Months Ended		12 Months Ended
	Jun. 17, 2024 USD ($)	Sep. 30, 2025 USD ($) scenario token $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) token scenario $ / shares	Dec. 31, 2023 USD ($) token	Dec. 31, 2022 USD ($)	May 20, 2024 token	Mar. 31, 2024 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities without readily determinable fair value, amount		$ 14,200,000		$ 31,000,000.0	$ 35,600,000
Loss on observable price change		0	$ 0	2,000,000	0
Impairment of investments		0	0	$ 4,108,000	2,419,000	$ 4,615,000
Gain on observable price change		$ 0	$ 0		$ 0
Prior Loan Agreement | Senior secured term loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayments of principal	$ 57,300,000
Convertible Loan | Convertible Promissory Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares										$ 16.00
Convertible Loan | Convertible Promissory Notes | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares				$ 16
Convertible Promissory Notes | Convertible Promissory Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares		$ 16		18.00				$ 18.00	$ 18.00
Convertible Promissory Notes | Convertible Promissory Notes | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares		$ 16		$ 18
Measurement Input, Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, measurement input				0.22
Indefinite-lived intangible assets, measurement input				0.26	0.26
Measurement Input, Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, measurement input					0.12
Measurement Input, Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, measurement input					0.22
Measurement Input, Discount Rate | Convertible Promissory Notes | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input				0.5145	0.18
Puttable Common Stock from Exercise of Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of weighted scenarios | scenario		2		2,000
Pyth Tokens
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crypto asset, number of units, restricted | token					500		500
Crypto asset, number of additional units, restricted | token				1
Pyth Tokens | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crypto asset, number of units, restricted | token		250		375	500
Pyth Tokens | Level 2 | Embedded Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crypto asset, number of units, restricted | token				376